GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure of general and administrative expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 21 - GENERAL AND ADMINISTRATIVE EXPENSES

	For the year ended 31 December
	2023	2022	2021
	U.S. dollars (in thousands)

Labor and related	11,945	9,304	5,209
Professional fees	11,989	6,915	3,476
Directors and officers insurance	2,548	2,473	1,370
Rent and related	1,188	1,085	454
Office refreshments and related	1,841	1,209	632
Other	4,033	2,320	1,159
	33,544	23,306	12,300